Shareholders’ Equity	12 Months Ended
Dec. 31, 2023
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY
13.	SHAREHOLDERS’ EQUITY

Ordinary Shares and Preferred Shares

The Company is authorized to issue a maximum of 111,000,000 Shares with no par value divided into three classes of shares as follows: (a) 100,000,000 Class A ordinary shares with no par value; (b) 10,000,000 Class B ordinary shares with no par value; and (c) 1,000,000 preferred shares with no par value.

Upon the consummation of the Business Combination, there were 1,994,639 ordinary shares of MPAC remain issued and outstanding which had been replaced by Class A ordinary shares of the Company. All outstanding rights of MPAC prior to the Business Combination were converted into 604,275 Class A ordinary shares at the same time. Along with the consummation of the Business Combination, the Company issued 450,000 Class A ordinary shares to PIPE investors, and 30,000,000 Class A ordinary shares to the then shareholders of Legacy MMV as the consideration of the Business Combination.

As of December 31, 2023, there were 33,048,914 Class A ordinary shares issued and outstanding, and the numbers of issued and outstanding Class B ordinary shares and preferred shares were nil. In addition, the Company had an obligation to issue an aggregate 6,309,760 Class A ordinary shares to Avatar and Gaea Holdings Limited, as consideration to cancel the loans and accrued interests of $7,003,834, pursuant to the debt conversion agreements entered into among the Company, Avatar and Gaea Holdings Limited on September 12, 2023. As of December 31, 2023, the loans and accrued interests of $7,003,834 were recorded as non-current liabilities in the consolidated balance sheet.

Warrants

As of December 31, 2023, there were 3,021,250 warrants outstanding (including 2,875,000 public warrants and 146,250 private warrants), all of which were outstanding before the Business Combination. Each whole warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment as discussed below.

The warrants have been exercisable since 30 days after the completion of its initial Business Combination and will expire five years after the completion of the Company’s initial Business Combination, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

Once the public warrants become exercisable, the Company may redeem the public warrants:

●	in whole and not in part;

●	at a price of $0.01 per public warrant;

●	upon not less than 30 days prior written notice of redemption to each warrant holder; and

●	if, and only if, the reported last sale price of the Class A ordinary shares for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted).

If the Company calls the warrants for redemption as described above, the management will have the option to require any holder that wishes to exercise his, her or its warrant to do so on a “cashless basis.” In determining whether to require all holders to exercise their warrants on a “cashless basis,” the management will consider, among other factors, the Company’s cash position, the number of warrants that are outstanding and the dilutive effect on the Company’s shareholders of issuing the maximum number of Class A ordinary shares issuable upon the exercise of the warrants. If the management takes advantage of this option, all holders of warrants would pay the exercise price by surrendering their warrants for that number of Class A ordinary shares equal to the quotient obtained by dividing (x) the product of the number of Class A ordinary shares underlying the warrants, multiplied by the excess of the “fair market value” (defined below) over the exercise price of the warrants by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of the Class A ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants. If the management takes advantage of this option, the notice of redemption will contain the information necessary to calculate the number of Class A ordinary shares to be received upon exercise of the warrants, including the “fair market value” in such case. Requiring a cashless exercise in this manner will reduce the number of shares to be issued and thereby lessen the dilutive effect of a warrant redemption. The Company believes this feature is an attractive option to the Company if it does not need the cash from the exercise of the warrants after the initial Business Combination. If the Company calls the warrants for redemption and the management does not take advantage of this option, the holders of private warrants would still be entitled to exercise their private placement warrants for cash or on a cashless basis using the same formula described above that other warrant holders would have been required to use had all warrant holders been required to exercise their warrants on a cashless basis.

If the number of issued and outstanding Class A ordinary shares is increased by a capitalization payable in Class A ordinary shares, or by a sub-division of Class A ordinary shares or other similar event, then, on the effective date of such capitalization, sub-division or similar event, the number of Class A ordinary shares issuable on exercise of each warrant will be increased in proportion to such increase in the issued and outstanding Class A ordinary shares. A rights offering to holders of Class A ordinary shares entitling holders to purchase Class A ordinary shares at a price less than the fair market value will be deemed a capitalization of a number of Class A ordinary shares equal to the product of (i) the number of Class A ordinary shares actually sold in such rights offering (or issuable under any other equity securities sold in such rights offering that are convertible into or exercisable for Class A ordinary shares) multiplied by (ii) one (1) minus the quotient of (x) the price per Class A ordinary share paid in such rights offering divided by (y) the fair market value. For these purposes (i) if the rights offering is for securities convertible into or exercisable for Class A ordinary shares, in determining the price payable for Class A ordinary shares, there will be taken into account any consideration received for such rights, as well as any additional amount payable upon exercise or conversion and (ii) fair market value means the volume weighted average price of Class A ordinary shares as reported during the ten (10) trading day period ending on the trading day prior to the first date on which the Class A ordinary shares trade on the applicable exchange or in the applicable market, regular way, without the right to receive such rights.

The public warrants are recognized as an equity instrument, which is classified within equity as additional paid-in capital. The Company accounts for the private placement warrants as warrant liabilities due to certain features contained in the warrant agreements that give rise to liability treatment, which is recorded in accrued liabilities and other current liabilities.